Equity - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 17, 2025	Nov. 25, 2024	Oct. 31, 2024
Disclosure of classes of share capital [line items]
Number of shares repurchase under normal course issuer bid		20,000,000
Non-controlling interests	$ 41			$ 36
Bank of the West [member]
Disclosure of classes of share capital [line items]
Non-controlling interests	$ 41			$ 36
Ordinary shares [member] | Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Share repurchase program number of shares repurchased	1,200,000
Share repurchase program price per share	$ 144.43
Share repurchase program authorized amount	$ 176
Series 31 NVCC [Member]
Disclosure of classes of share capital [line items]
Redeemable preference shares, outstanding			12,000,000
Redeem all of our outstanding			$ 300